       As filed with the Securities and Exchange Commission on September 8, 2005




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-09761



                           THE POTOMAC INSURANCE TRUST
                           ---------------------------
               (Exact name of registrant as specified in charter)



                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
               (Address of principal executive offices) (Zip code)



                                DANIEL D. O'NEILL
                                -----------------
                         33 WHITEHALL STREET, 10TH FLOOR
                         -------------------------------
                               NEW YORK, NY 10004
                               ------------------
                     (Name and address of agent for service)



                                 1-646-572-3390
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: 12/31/05
                         --------



Date of reporting period:  6/30/05
                           -------

ITEM 1. REPORT TO STOCKHOLDERS

                             LETTER TO SHAREHOLDERS
                                AUGUST 18, 2005

Dear Shareholders,

This Semi-Annual report covers the period from January 1, 2005 through June 30, 2005, a period during which the markets struggled. After a strong rally from October through the end of the year, which seemed to be keyed to the resolution of the U.S. Presidential election, the U.S. equities markets seemed to lose momentum as 2004 became 2005, with the markets declining sharply during the first week of 2005. The S&P 500 lost 2.08% during the first week of the year, while the Nasdaq 100 declined 3.47% and the Russell 2000 declined 5.88%.

The markets continued to decline through the first quarter and into the second quarter, and by the end of April the S&P 500 had lost 4.00% while the Nasdaq 100 and Russell 2000 had declined 12.25% and 10.76%, respectively. The war in Iraq continued to weigh on the markets as did worries about the trade deficit and budget deficit. In addition, the price of oil increased by 35%, from $42.12 per barrel to $56.50. (As I write this letter, oil is at $63.00, down from a high a few days ago of $67.18.) The markets seemed to be trying to determine whether high oil prices will continue and what the impact will be on the overall economy. The situation in Iraq has not improved and Iran seems increasingly isolated from the West, as evidenced by the recent Presidential election and the continuation of nuclear development. All in all, the situation in the Middle East is uncertain, which leads speculators to push oil higher.

The domestic economic picture has been good though there is concern that too much of the growth in incomes and job creation is due to an unsustainable bubble in the housing markets. The Federal Reserve has continued to raise rates, though it is unclear if the Fed is doing so to check inflation in a growing economy or to prick a housing bubble by making financing more expensive. In any event, long-term rates did not respond to the Federal Reserve, meaning the fixed-income market does not share the Fed's optimism about the economy.

During the period covered by this report, the Evolution VP Managed Equity Fund declined -1.61% compared to the S&P 500 which declined -1.70%. The Evolution VP Managed Bond lost -1.97% compared to the Lehman Brothers U.S. Aggregate Bond Index return of 2.51% while the Dynamic VP High Yield Bond Fund returned 0.15% compared to the Lehman Brothers U.S. Corporate High Yield Index of 1.11%. The VP Money Market Fund had a return of 0.32%

As always, we thank you for using Potomac Funds and we look forward to our mutual success.

Best regards,

/S/ DANIEL O'NEILL
Daniel O'Neill
Potomac Insurance Trust

                          EXPENSE EXAMPLE (UNAUDITED)
                                 JUNE 30, 2005

As a shareholder of the Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund, the Dynamic VP HY Bond Fund and the VP Money Market Fund (the "Funds"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held of the entire period (January 1, 2005 - June 30, 2005).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds' transfer agent. The example includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $15.00 wire transfer free discussed above. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                 EVOLUTION VP MANAGED BOND FUND
                                                  -------------------------------------------------------------
                                                                                                  EXPENSES PAID
                                                        BEGINNING                 ENDING          DURING PERIOD
                                                    ACCOUNT VALUE          ACCOUNT VALUE      JANUARY 1, 2005 -
                                                  JANUARY 1, 2005          JUNE 30, 2005         JUNE 30, 2005*
                                                  ---------------    -------------------    -------------------
Actual                                               $1,000.00       $            980.30    $             19.80
Hypothetical (5% return before expenses)              1,000.00                  1,030.00                  20.30

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                EVOLUTION VP MANAGED EQUITY FUND
                                                  -------------------------------------------------------------
                                                                                                  EXPENSES PAID
                                                        BEGINNING                 ENDING          DURING PERIOD
                                                    ACCOUNT VALUE          ACCOUNT VALUE      JANUARY 1, 2005 -
                                                  JANUARY 1, 2005          JUNE 30, 2005         JUNE 30, 2005*
                                                  ---------------    -------------------    -------------------
Actual                                               $1,000.00       $            983.90    $             19.84
Hypothetical (5% return before expenses)              1,000.00                  1,030.00                  20.30

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                     DYNAMIC VP HY BOND FUND
                                                  -------------------------------------------------------------
                                                                                                  EXPENSES PAID
                                                        BEGINNING                 ENDING          DURING PERIOD
                                                    ACCOUNT VALUE          ACCOUNT VALUE      JANUARY 1, 2005 -
                                                  JANUARY 1, 2005          JUNE 30, 2005          JUNE 30, 2005
                                                  ---------------    -------------------    -------------------
Actual                                               $1,000.00       $          1,001.50    $           17.21*
Hypothetical (5% return before expenses)              1,000.00                  1,032.80                17.48**

 * Expenses are equal to the Fund's annualized expense ratio of 1.72%, multiplied by the average account value over the period February 1, 2005 - June 30, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.
** Expenses are equal to the Fund's annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                                      VP MONEY MARKET FUND
                                                  -------------------------------------------------------------
                                                                                                  EXPENSES PAID
                                                        BEGINNING                 ENDING          DURING PERIOD
                                                    ACCOUNT VALUE          ACCOUNT VALUE      JANUARY 1, 2005 -
                                                  JANUARY 1, 2005          JUNE 30, 2005          JUNE 30, 2005
                                                  ---------------    -------------------    -------------------
Actual                                               $1,000.00       $          1,003.20    $           18.83*
Hypothetical (5% return before expenses)              1,000.00                  1,031.20                19.09**

 * Expenses are equal to the Fund's annualized expense ratio of 1.88%, multiplied by the average account value over the period February 1, 2005 - June 30, 2005, the Fund's commencement date to the end of the period to reflect the Fund's actual expenses.
** Expenses are equal to the Fund's annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                         EVOLUTION VP MANAGED BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                                 JUNE 30, 2005

[PIE CHART]

Investment Companies                                                              78
Money Market Fund                                                                  4
Cash*                                                                             18

                        EVOLUTION VP MANAGED EQUITY FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                                 JUNE 30, 2005

[PIE CHART]

Cash*                                                                              9
Money Market Fund                                                                  9
Investment Companies                                                              23
Consumer Discretionary                                                            18
Consumer Staples                                                                   2
Energy                                                                            11
Financials                                                                         8
Health Care                                                                        6
Industrials                                                                        6
Information Technology                                                             5
Materials                                                                          1
Telecommunication Services                                                         0
Utilities                                                                          2

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                            DYNAMIC VP HY BOND FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                                 JUNE 30, 2005

[PIE CHART]

Corporate Bonds                                                                   84
Money Market Fund                                                                 12
Cash*                                                                              4

                              VP MONEY MARKET FUND
                    ALLOCATION OF FUND HOLDINGS (UNAUDITED)
                                 JUNE 30, 2005

[PIE CHART]

Cash*                                                                             55
Money Market Funds                                                                23
U.S. Government Agency Obligations                                                22

THE PERCENTAGES IN THESE GRAPHS ARE CALCULATED BASED ON NET ASSETS.

* CASH AND OTHER ASSETS LESS LIABILITIES.

                         EVOLUTION VP MANAGED BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
 INVESTMENT COMPANIES - 78.0%
  3,933    Aberdeen Asia-Pacific Income
             Fund, Inc.                       $   24,778
  4,683    Advent Claymore Convertible
             Securities and Income Fund          113,610
  1,998    Alliance World Dollar
             Government Fund II                   24,815
  2,177    Blackrock Income Opportunity
             Trust                                24,665
  5,825    Calamos Convertible
             Opportunities and Income Fund       113,296
  5,055    Corporate High Yield Fund V,
             Inc.                                 74,309
  5,351    Corporate High Yield Fund VI,
             Inc.                                 74,111
 15,978    Credit Suisse Asset Management
             Income Fund, Inc.                    73,339
  4,976    Evergreen Income Advantage Fund        73,993
  1,519    iShares Lehman 1-3 Year
             Treasury Bond Fund                  123,404
  3,200    iShares Lehman 7-10 Year
             Treasury Bond Fund                  278,272
  2,675    iShares Lehman 20+ Year
             Treasury Bond Fund                  258,673
  1,123    iShares Lehman US Treasury
             Inflation Protected
             Securities Fund                     120,419
  7,376    Nicholas-Applegate Convertible
             & Income Fund                       113,590

------------------------------------------------------------
SHARES                                             VALUE
------------------------------------------------------------
  8,476    Nuveen Preferred and
             Convertible Income Fund          $  113,155
  5,027    Pimco High Income Fund                 74,098
 14,647    Putnam High Income Bond Fund          113,807
  1,791    Templeton Emerging Markets
             Income Fund                          24,805
  2,777    Templeton Global Income Fund           24,660
                                              ----------
           TOTAL INVESTMENT COMPANIES
             (Cost $1,812,692)                $1,841,799
                                              ----------
MONEY MARKET FUNDS - 3.6%
 86,501    Federated Prime Obligations
             Fund - Class I                   $   86,501
                                              ----------
           TOTAL MONEY MARKET FUNDS
             (Cost $86,501)                   $   86,501
                                              ----------
           Total Investments
             (Cost $1,899,193) - 81.6%        $1,928,300
           Other Assets in Excess of
             Liabilities - 18.4%                 434,104
                                              ----------
           TOTAL NET ASSETS - 100.0%          $2,362,404
                                              ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 82.3%
Aerospace & Defense - 1.2%
  177    Armor Holdings, Inc.*              $    7,011
  232    Engineered Support Systems,
           Inc.                                  8,312
  133    Kaman Corp. Class A                     2,399
   43    Northrop Grumman Corp.                  2,376
  314    Teledyne Technologies, Inc.*           10,230
  136    United Technologies Corp.               6,984
                                            ----------
                                                37,312
                                            ----------
Air Freight & Logistics - 0.1%
   30    Expeditors International
           Washington, Inc.                      1,494
   22    United Parcel Service, Inc.
           Class B                               1,522
                                            ----------
                                                 3,016
                                            ----------
Auto Components - 0.7%
  435    Bandag, Inc.                           20,032
   41    Johnson Controls, Inc.                  2,309
                                            ----------
                                                22,341
                                            ----------
Automobiles - 0.3%
  207    Ford Motor Co.                          2,120
   63    General Motors Corp.                    2,142
   92    Harley-Davidson, Inc.                   4,563
                                            ----------
                                                 8,825
                                            ----------
Beverages - 0.2%
  219    PepsiAmericas, Inc.                     5,619
                                            ----------
Biotechnology - 0.2%
   52    Genzyme Corp.*                          3,125
   52    Gilead Sciences, Inc.*                  2,287
                                            ----------
                                                 5,412
                                            ----------
Capital Markets - 0.9%
   67    The Bear Stearns Companies,
           Inc.                                  6,964
   45    The Goldman Sachs Group, Inc.           4,591
  189    Investment Technology Group,
           Inc.*                                 3,973
  371    LaBranche & Company, Inc.*              2,337
  117    Lehman Brothers Holdings, Inc.         11,616
                                            ----------
                                                29,481
                                            ----------
Chemicals - 0.1%
  124    Crompton Corp.*                         1,754
  123    Material Sciences Corp.*                1,791
                                            ----------
                                                 3,545
                                            ----------
Commercial Banks - 1.4%
   47    Bank of America Corp.                   2,144
   53    BB&T Corp.                              2,118

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Commercial Banks - 1.4% (Continued)
   50    Commerce Bancorp, Inc.             $    1,515
   51    Fifth Third Bancorp                     2,102
   64    KeyCorp                                 2,122
   62    National City Corp.                     2,115
  516    PrivateBancorp, Inc.                   18,256
   29    SunTrust Banks, Inc.                    2,095
  230    US Bancorp                              6,716
   43    Wachovia Corp.                          2,133
   35    Wells Fargo & Co.                       2,155
   28    Westamerica Bancorporation              1,479
                                            ----------
                                                44,950
                                            ----------
Commercial Services & Supplies - 3.8%
  745    Angelica Corp.                         18,260
  954    Career Education Corp.*                34,926
   82    ChoicePoint, Inc.*                      3,284
  429    Copart, Inc.*                          10,210
   58    Deluxe Corp.                            2,355
  153    Heidrick & Struggles
           International, Inc.*                  3,990
   35    HNI Corp.                               1,790
  270    ITT Educational Services, Inc.*        14,423
3,717    On Assignment, Inc.*                   18,511
  125    Pre-Paid Legal Services, Inc.           5,581
   73    Robert Half International, Inc.         1,823
   75    Rollins, Inc.                           1,503
   62    RR Donnelley & Sons Co.                 2,140
  120    SOURCECORP, Inc.*                       2,379
                                            ----------
                                               121,175
                                            ----------
Communications Equipment - 0.4%
  150    Avocent Corp.*                          3,921
  583    C-COR, Inc.*                            3,994
  215    Inter-Tel, Inc.                         4,001
                                            ----------
                                                11,916
                                            ----------
Computers & Peripherals - 0.1%
   49    Apple Computer, Inc.*                   1,804
                                            ----------

Construction & Engineering - 0.2%
   90    Dycom Industries, Inc.*                 1,783
  357    Quanta Services, Inc.*                  3,142
   83    The Shaw Group, Inc.*                   1,785
                                            ----------
                                                 6,710
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 82.3% (CONTINUED)
Consumer Finance - 0.6%
   29    Capital One Financial Corp.        $    2,320
3,420    Rewards Network, Inc.*                 18,468
                                            ----------
                                                20,788
                                            ----------
Containers & Packaging - 0.2%
  272    Longview Fibre Co.                      5,590
                                            ----------
Electronic Equipment & Instruments - 0.6%
  106    Avnet, Inc.*                            2,388
   66    CDW Corp.                               3,768
   35    Dionex Corp.*                           1,526
  102    Jabil Circuit, Inc.*                    3,134
   82    Littelfuse, Inc.*                       2,284
  617    Planar Systems, Inc.*                   4,535
   62    Tech Data Corp.*                        2,270
                                            ----------
                                                19,905
                                            ----------
Energy Equipment & Services - 1.0%
  136    Atwood Oceanics, Inc.*                  8,372
  177    BJ Services Co.                         9,289
  188    Hydril*                                10,218
   40    Lone Star Technologies, Inc.*           1,820
   33    Transocean, Inc.*                       1,781
                                            ----------
                                                31,480
                                            ----------
Financial Services - 0.1%
   46    Citigroup, Inc.                         2,127
   60    J.P. Morgan Chase & Co.                 2,119
                                            ----------
                                                 4,246
                                            ----------
Food & Staples Retailing - 1.4%
  103    Albertson's, Inc.                       2,130
  152    BJ's Wholesale Club, Inc.*              4,939
   70    Costco Wholesale Corp.                  3,137
  634    Great Atlantic & Pacific Tea
           Co.*                                 18,424
  161    Longs Drug Stores Corp.                 6,931
  231    Sysco Corp.                             8,360
                                            ----------
                                                43,921
                                            ----------
Food Products - 0.4%
   92    ConAgra Foods, Inc.                     2,131
   60    HJ Heinz Co.                            2,125
   77    Hormel Foods Corp.                      2,258
   40    Sanderson Farms, Inc.                   1,818

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Food Products - 0.4% (Continued)
  107    Sara Lee Corp.                     $    2,120
   22    Wm. Wrigley Jr. Co.                     1,514
                                            ----------
                                                11,966
                                            ----------
Health Care Equipment & Supplies - 2.8%
  918    Biosite, Inc.*                         50,481
   41    Cyberonics, Inc.*                       1,779
   64    Respironics, Inc.*                      2,311
  321    SurModics, Inc.*                       13,922
  812    Viasys Healthcare, Inc.*               18,343
                                            ----------
                                                86,836
                                            ----------
Health Care Providers & Services - 2.0%
   33    Covance, Inc.*                          1,481
1,059    Curative Health Services, Inc.*         2,415
  225    Dendrite International, Inc.*           3,105
  714    LCA-Vision, Inc.                       34,600
  318    Lincare Holdings, Inc.*                12,987
  274    Odyssey HealthCare, Inc.*               3,951
   58    Sunrise Senior Living, Inc.*            3,131
                                            ----------
                                                61,670
                                            ----------
Hotels Restaurants & Leisure - 1.8%
  158    Applebee's International, Inc.          4,185
  102    Bob Evans Farms, Inc.                   2,379
   35    Boyd Gaming Corp.                       1,790
   60    Brinker International, Inc.*            2,403
   61    CBRL Group, Inc.                        2,370
   92    CEC Entertainment, Inc.*                3,872
   69    The Cheesecake Factory, Inc.*           2,396
   72    Darden Restaurants, Inc.                2,375
   63    Jack in the Box, Inc.*                  2,389
  158    Landry's Restaurants, Inc.              4,754
  227    Lone Star Steakhouse & Saloon,
           Inc.                                  6,903
  250    McDonald's Corp.                        6,937
  311    O'Charleys, Inc.*                       5,492
   40    Outback Steakhouse, Inc.                1,810
   90    Panera Bread Co. Class A*               5,588
   49    Sonic Corp.*                            1,496
                                            ----------
                                                57,139
                                            ----------
Household Durables - 6.0%
  176    Department 56, Inc.*                    1,804
   87    Hovnanian Enterprises, Inc.
           Class A*                              5,672
   60    KB Home                                 4,574
  659    Lennar Corp.                           41,813

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 82.3% (CONTINUED)
Household Durables - 6.0% (Continued)
   84    MDC Holdings, Inc.                 $    6,909
  492    Meritage Homes Corp.*                  39,114
   17    NVR, Inc.*                             13,770
  401    Standard-Pacific Corp.                 35,268
  392    Toll Brothers, Inc.*                   39,808
                                            ----------
                                               188,732
                                            ----------
Household Products - 0.1%
   43    Clorox Co.                              2,396
                                            ----------
Insurance - 4.8%
   65    Allmerica Financial Corp.*              2,411
   71    American Financial Group, Inc.          2,380
   50    AmerUs Group Co.                        2,402
   56    Arthur J. Gallagher & Co.               1,519
  405    Chubb Corp.                            34,672
   60    Cincinnati Financial Corp.              2,374
   59    Fidelity National Financial,
           Inc.                                  2,106
  921    HCC Insurance Holdings, Inc.           34,878
   45    Lincoln National Corp.                  2,111
   31    Loews Corp.                             2,402
  155    Metlife, Inc.                           6,966
   98    Ohio Casualty Corp.                     2,370
1,069    Presidential Life Corp.                18,291
   60    The St. Paul Travelers
           Companies, Inc.                       2,372
  515    Zenith National Insurance Corp.        34,948
                                            ----------
                                               152,202
                                            ----------
Internet Software & Services - 0.6%
  244    j2 Global Communications, Inc.*         8,403
  208    Websense, Inc.*                         9,995
                                            ----------
                                                18,398
                                            ----------
Investment Companies - 22.0%
2,840    iShares MSCI EAFE Index Fund          148,787
  835    iShares MSCI Emerging Markets
           Index Fund*                          59,786
5,192    iShares S&P Latin American 40
           Index Fund                          482,960
                                            ----------
                                               691,533
                                            ----------

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
IT Services - 0.8%
   62    Affiliated Computer Services,
           Inc. Class A*                    $    3,168
   36    CACI International,
           Inc. - Class A*                       2,274
  303    Cognizant Technology Solutions
           Corp.*                               14,280
  222    Convergys Corp.*                        3,157
  284    Pegasus Solutions, Inc.*                3,167
                                            ----------
                                                26,046
                                            ----------
Leisure Equipment & Products - 0.7%
  648    Nautilus Group, Inc.                   18,468
   65    SCP Pool Corp.                          2,281
                                            ----------
                                                20,749
                                            ----------
Machinery - 1.8%
  190    Clarcor, Inc.                           5,558
  594    Oshkosh Truck Corp.                    46,498
  141    Thomas Industries, Inc.                 5,634
                                            ----------
                                                57,690
                                            ----------
Media - 0.6%
  130    Arbitron, Inc.                          5,577
   70    Media General, Inc. Class A             4,533
   81    Scholastic Corp.*                       3,123
   82    Thomas Nelson, Inc.                     1,784
  188    Time Warner, Inc.*                      3,141
                                            ----------
                                                18,158
                                            ----------
Metals & Mining - 1.0%
   82    Allegheny Technologies, Inc.            1,809
  176    Cleveland-Cliffs, Inc.                 10,166
   76    Commercial Metals Co.                   1,810
   48    Massey Energy Co.                       1,811
  293    Nucor Corp.                            13,367
   34    Peabody Energy Corp.                    1,769
                                            ----------
                                                30,732
                                            ----------
Multiline Retail - 0.2%
  102    Dillard's, Inc. Class A                 2,389
   12    Sears Holdings Corp.*                   1,799
   98    ShopKo Stores, Inc.*                    2,382
                                            ----------
                                                 6,570
                                            ----------
Office Electronics - 0.1%
   90    Zebra Technologies Corp. Class
           A*                                    3,941
                                            ----------

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 82.3% (CONTINUED)
Oil & Gas - 10.3%
  102    Anadarko Petroleum Corp.           $    8,379
  238    Apache Corp.                           15,375
  152    Burlington Resources, Inc.              8,396
  438    Cabot Oil & Gas Corp.                  15,199
  102    Cimarex Energy Co.*                     3,969
  122    ConocoPhillips                          7,014
  165    Devon Energy Corp.                      8,362
  178    EOG Resources, Inc.                    10,110
  152    Exxon Mobil Corp.                       8,735
  223    Murphy Oil Corp.                       11,647
1,367    Newfield Exploration Co.*              54,530
  170    Noble Energy, Inc.                     12,861
  109    Occidental Petroleum Corp.              8,385
  216    Overseas Shipholding Group             12,884
  166    Pioneer Natural Resources Co.           6,985
   50    Plains Exploration & Production
           Co.*                                  1,777
  135    Pogo Producing Co.                      7,009
  879    Remington Oil & Gas Corp.*             31,380
  215    Southwestern Energy Co.*               10,101
  287    St. Mary Land & Exploration Co.         8,317
1,479    Swift Energy Co.*                      52,978
  108    Unocal Corp.                            7,025
   23    Valero Energy Corp.                     1,820
   59    Vintage Petroleum, Inc.                 1,798
   95    The Williams Companies, Inc.            1,805
  246    XTO Energy, Inc.                        8,362
                                            ----------
                                               325,203
                                            ----------
Pharmaceuticals - 0.6%
   85    Bristol-Myers Squibb Co.                2,123
  216    Forest Laboratories, Inc.*              8,392
   94    Johnson & Johnson                       6,110
   69    Merck & Co., Inc.                       2,125
                                            ----------
                                                18,750
                                            ----------
Road & Rail - 0.0%
   76    Heartland Express, Inc.                 1,477
                                            ----------

Semiconductor & Semiconductor Equipment - 1.0%
2,647    Axcelis Technologies, Inc.*            18,159
  156    Cree, Inc.*                             3,973
  126    Intersil Corp. Class A                  2,365

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Semiconductor & Semiconductor Equipment - 1.0%
(Continued)
  172    Standard Microsystems Corp.*       $    4,021
   61    Varian Semiconductor Equipment
           Associates, Inc.*                     2,257
                                            ----------
                                                30,775
                                            ----------
Software - 1.4%
  453    Adobe Systems, Inc.                    12,965
  236    Ansys, Inc.*                            8,380
  191    EPIQ Systems, Inc.*                     3,125
  194    Factset Research Systems, Inc.          6,953
  276    JDA Software Group, Inc.*               3,141
  300    MapInfo Corp.*                          3,153
  216    Sybase, Inc.*                           3,963
  107    THQ, Inc.*                              3,132
                                            ----------
                                                44,812
                                            ----------
Specialty Retail - 6.8%
   69    Aeropostale, Inc.*                      2,318
   59    American Eagle Outfitters, Inc.         1,808
  116    AutoNation, Inc.*                       2,380
   93    Bed Bath & Beyond, Inc.*                3,886
   35    Best Buy Co, Inc.                       2,399
   66    Building Material Holding Corp.         4,573
   44    Chico's FAS, Inc.*                      1,508
  240    Circuit City Stores, Inc.               4,150
   62    Claire's Stores, Inc.                   1,491
   96    Cost Plus, Inc.*                        2,394
  371    The Finish Line, Inc. Class A           7,019
  138    GameStop Corp. - Class B*               4,126
   80    Guitar Center, Inc.*                    4,670
  162    Haverty Furniture Companies,
           Inc.                                  2,394
   46    K-Swiss, Inc. Class A                   1,488
  345    Linens 'N Things, Inc.*                 8,163
   57    Liz Claiborne, Inc.                     2,266
   36    Michaels Stores, Inc.                   1,489
  392    Movie Gallery, Inc.                    10,361
1,169    O'Reilly Automotive, Inc.*             34,848
  168    Pier 1 Imports, Inc.                    2,384
2,329    Quiksilver, Inc.*                      37,217
  103    RadioShack Corp.                        2,387
  898    Russell Corp.                          18,364
  133    Stage Stores, Inc.*                     5,799
1,290    TBC Corp.*                             34,998

                     See notes to the financial statements.

                        EVOLUTION VP MANAGED EQUITY FUND
                      SCHEDULE OF INVESTMENTS (continued)
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
COMMON STOCKS - 82.3% (CONTINUED)
Specialty Retail - 6.8% (Continued)
  158    Timberland Co.*                    $    6,118
   98    Williams-Sonoma, Inc.*                  3,878
                                            ----------
                                               214,876
                                            ----------
Telecommunications - 0.4%
   80    BellSouth Corp.                         2,126
  133    CenturyTel, Inc.                        4,606
  558    Cincinnati Bell, Inc.*                  2,399
   89    SBC Communications, Inc.                2,114
   62    Verizon Communications, Inc.            2,142
                                            ----------
                                                13,387
                                            ----------
Thrifts & Mortgage Finance - 0.1%
   52    Washington Mutual, Inc.                 2,116
                                            ----------
Tobacco - 0.4%
   33    Altria Group, Inc.                      2,134
   27    Reynolds American, Inc.                 2,128
  184    UST, Inc.                               8,401
                                            ----------
                                                12,663
                                            ----------
Trading Companies & Distributors - 0.3%
   37    Fastenal Co.                            2,267
  242    GATX Corp.                              8,349
                                            ----------
                                                10,616
                                            ----------
Utilities - 1.8%
  109    The AES Corp.*                          1,785
  663    Aquila, Inc.*                           2,394

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
Utilities - 1.8% (Continued)
1,119    Avista Corp.                       $   20,802
  902    Cascade Natural Gas Corp.              18,491
   55    Constellation Energy Group,
           Inc.                                  3,173
  114    Northeast Utilities                     2,378
  100    Pepco Holdings, Inc.                    2,394
  192    Sierra Pacific Resources*               2,390
   22    TXU Corp.                               1,828
                                            ----------
                                                55,635
                                            ----------
         TOTAL COMMON STOCKS
           (Cost $2,476,711)                $2,593,104
                                            ----------

MONEY MARKET FUNDS - 8.6%
270,214  Federated Prime Obligations
           Fund - Class I                   $  270,214
                                            ----------
         TOTAL MONEY MARKET FUNDS
           (Cost $270,214)                  $  270,214
                                            ----------
         Total Investments
           (Cost $2,746,925) - 90.9%        $2,863,318
         Other Assets in Excess of
           Liabilities - 9.1%                  285,775
                                            ----------
         TOTAL NET ASSETS - 100.0%          $3,149,093
                                            ==========

Percentages are calculated as a percent of net assets.

* Non-income producing security.

                     See notes to the financial statements.

                            DYNAMIC VP HY BOND FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

-----------------------------------------------------------------
FACE
AMOUNT                                                  VALUE
-----------------------------------------------------------------
CORPORATE BONDS - 92.1%
Grantor Trust - 91.2%
$ 6,940,000   Dow Jones CDX High Yield Note,
                2004-1,
                8.25%, 06/29/2010 (Cost -
                $6,903,361; Acquired - Various
                dates between 04/12/2005 and
                06/30/2005) (1)                   $ 6,974,700
 21,095,804   TRAINS High Yield Note, 8.28%,
                08/01/2015,
                (Cost - $22,291,099;
                Acquired - Various dates
                between 03/29/2005 and
                06/14/2005) (1)(2)                 22,320,795
                                                  -----------
                                                   29,295,495
                                                  -----------
Hotels - 0.9%
    267,000   MGM Mirage, Inc.,
                9.375%, 02/15/2010                    299,708
                                                  -----------
              TOTAL CORPORATE BONDS (Cost
                $29,469,630)                      $29,595,203
                                                  -----------
-----------------------------------------------------------------
SHARES                                                  VALUE
-----------------------------------------------------------------
MONEY MARKET FUNDS - 12.8%
  4,096,046   Federated Prime Obligations
                Fund - Class I                    $ 4,096,046
                                                  -----------
              TOTAL MONEY MARKET FUNDS
                (Cost $4,096,046)                 $ 4,096,046
                                                  -----------
              Total Investments
                (Cost $33,565,676) - 104.9%       $33,691,249
              Liabilities in Excess of Other
                Assets - (4.9)%                    (1,567,602)
                                                  -----------
              TOTAL NET ASSETS - 100.0%           $32,123,647
                                                  ===========

Percentages are calculated as a percent of net assets

(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable rate security.

                     See notes to the financial statements.

                              VP MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------
SHARES                                           VALUE
----------------------------------------------------------
MONEY MARKET FUNDS - 23.1%
 715,900   AIM Liquid Assets Portfolio -
             Institutional Class            $  715,900
 715,900   Fidelity Government
             Portfolio - Institutional
             Class                             715,900
 766,169   First American Prime
             Obligations Fund - Class Y        766,169
                                            ----------
           TOTAL MONEY MARKET FUNDS
             (Cost $2,197,969)              $2,197,969
                                            ----------
----------------------------------------------------------
FACE
AMOUNT                                           VALUE
----------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.1%
$700,000   Federal Home Loan Bank
             Discount Note,
             2.975%, Due 07/01/2005         $  700,000
 700,000   Federal National Mortgage
             Association Discount Note,
             2.10%, 07/01/2005                 700,000
 700,000   U.S. Treasury Bill,
             2.58%, 07/07/2005                 699,699
                                            ----------
           TOTAL U.S. GOVERNMENT AGENCY
             OBLIGATIONS
             (Cost $2,099,699)              $2,099,699
                                            ----------
           Total Investments
             (Cost $4,297,668) - 45.2%      $4,297,668
           Other Assets in Excess of
             Liabilities - 54.8%             5,209,352
                                            ----------
           TOTAL NET ASSETS - 100.0%        $9,507,020
                                            ==========

Percentages are calculated as a percent of net assets.

                     See notes to the financial statements.

                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                 JUNE 30, 2005

POTOMAC INSURANCE TRUST                 EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                                        --------------------   --------------------   -------------   -----------
ASSETS:
Investments, at market value (Note
  2).................................        $1,928,300             $2,863,318         $33,691,249    $4,297,668
Cash.................................                --                     --             182,179            --
Receivable for Investments Sold......           110,574                113,221                  --            --
Receivable for Fund Shares Sold......           374,109                462,992                  --     5,216,936
Deposit at Broker....................            59,900                     --                  --            --
Dividends and interest receivable....             3,131                  1,541             260,217           246
Other assets.........................                --                     --              78,431            --
                                             ----------             ----------         -----------    ----------
    Total Assets.....................         2,476,014              3,441,072          34,212,076     9,514,850
                                             ----------             ----------         -----------    ----------
LIABILITIES:
Payable for Investments Purchased....            50,758                287,907           2,025,623            --
Payable for Fund Shares Redeemed.....                17                     27              20,758             8
Payable to Custodian.................            59,900                     --                  --            --
Accrued expenses and other
  liabilities........................             2,935                  4,045              42,048         7,822
                                             ----------             ----------         -----------    ----------
    Total Liabilities................           113,610                291,979           2,088,429         7,830
                                             ----------             ----------         -----------    ----------
NET ASSETS...........................        $2,362,404             $3,149,093         $32,123,647    $9,507,020
                                             ==========             ==========         ===========    ==========
NET ASSETS CONSIST OF:
Capital stock........................        $2,358,329             $3,125,602         $32,000,263    $9,507,020
Accumulated undistributed net
  investment income (loss)...........            22,765                (12,919)            159,273            --
Accumulated undistributed net
  realized gain (loss) on
  investments........................           (47,797)               (79,983)           (161,462)           --
Net unrealized appreciation
  (depreciation) on:
  Investments........................            29,107                116,393             125,573            --
                                             ----------             ----------         -----------    ----------
    Total Net Assets.................        $2,362,404             $3,149,093         $32,123,647    $9,507,020
                                             ==========             ==========         ===========    ==========
CALCULATION OF NET ASSET VALUE PER
  SHARE - CLASS A:
Net assets...........................        $2,362,404             $3,149,093         $32,123,647    $9,507,020
Shares outstanding
  (unlimited shares of beneficial
  interest authorized, no par
  value).............................           116,081                151,967           1,603,421     9,507,020
Net Asset Value, Redemption Price and
  Offering Price Per Share...........        $    20.35             $    20.72         $     20.03    $     1.00
                                             ==========             ==========         ===========    ==========
Cost of Investments..................        $1,899,193             $2,746,925         $33,565,676    $4,297,668
                                             ==========             ==========         ===========    ==========

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE PERIOD ENDED JUNE 30, 2005

POTOMAC INSURANCE TRUST                                        EVOLUTION VP MANAGED     EVOLUTION VP MANAGED
                                                                    BOND FUND               EQUITY FUND
                                                               --------------------     --------------------
INVESTMENT INCOME:
Dividend income.............................................         $ 24,555                 $  5,914
Interest income.............................................            2,932                    4,105
                                                                     --------                 --------
    Total investment income.................................           27,487                   10,019
                                                                     --------                 --------
EXPENSES:
Investment advisory fees....................................            6,368                    9,002
Distribution expenses.......................................            1,592                    2,251
Administration fees.........................................            8,750                    8,750
Shareholder servicing fees..................................            3,380                    3,906
Fund accounting fees........................................           10,269                   16,100
Custody fees................................................              510                    2,260
Professional fees...........................................           25,724                   27,164
Reports to shareholders.....................................              541                      765
Directors' fees and expenses................................            1,116                    1,116
Other.......................................................               41                       58
                                                                     --------                 --------
    Total expenses before waiver............................           58,291                   71,372
    Less: Waiver of expenses by Advisor.....................          (45,555)                 (53,368)
                                                                     --------                 --------
    Total expenses..........................................           12,736                   18,004
                                                                     --------                 --------
NET INVESTMENT INCOME (LOSS)................................           14,751                   (7,985)
                                                                     --------                 --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................          (53,920)                 (80,284)
  Capital gain distributions from regulated investment
    companies...............................................               --                       --
                                                                     --------                 --------
                                                                      (53,920)                 (80,284)
                                                                     --------                 --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................           22,750                   60,591
                                                                     --------                 --------
    Net realized and unrealized gain (loss) on
      investments...........................................          (31,170)                 (19,693)
                                                                     --------                 --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $(16,419)                $(27,678)
                                                                     ========                 ========

(1) Commencement of operations.

                     See notes to the financial statements.

                      STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE PERIOD ENDED JUNE 30, 2005

POTOMAC INSURANCE TRUST                                          DYNAMIC VP HY           VP MONEY
                                                                   BOND FUND            MARKET FUND
                                                              -------------------   -------------------
                                                              February 1, 2005(1)   February 1, 2005(1)
                                                               to June 30, 2005      to June 30, 2005
                                                              -------------------   -------------------
INVESTMENT INCOME:
Dividend income.............................................       $      --              $     --
Interest income.............................................         221,604                52,647
                                                                   ---------              --------
    Total investment income.................................         221,604                52,647
                                                                   ---------              --------
EXPENSES:
Investment advisory fees....................................          27,222                 9,504
Distribution expenses.......................................           9,074                    --
Administration fees.........................................           7,292                 5,833
Shareholder servicing fees..................................          14,392                 8,064
Fund accounting fees........................................           8,428                 6,667
Custody fees................................................           1,274                   654
Professional fees...........................................          30,860                29,032
Reports to shareholders.....................................           3,100                 1,594
Directors' fees and expenses................................           1,116                 1,116
Other.......................................................             236                   121
                                                                   ---------              --------
    Total expenses before waiver............................         102,994                62,585
    Less: Waiver of expenses by Advisor.....................         (40,663)              (26,887)
                                                                   ---------              --------
    Total expenses..........................................          62,331                35,698
                                                                   ---------              --------
NET INVESTMENT INCOME (LOSS)................................         159,273                16,949
                                                                   ---------              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
  Investments...............................................        (161,462)                   --
                                                                   ---------              --------
                                                                    (161,462)                   --
                                                                   ---------              --------
Change in unrealized appreciation (depreciation) on:
  Investments...............................................         125,573                    --
                                                                   ---------              --------
    Net realized and unrealized gain (loss) on
      investments...........................................         (35,889)                   --
                                                                   ---------              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................       $ 123,384              $ 16,949
                                                                   =========              ========

(1) Commencement of operations.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                 JUNE 30, 2005

POTOMAC INSURANCE TRUST

                                             EVOLUTION VP MANAGED                      EVOLUTION VP MANAGED
                                                   BOND FUND                                EQUITY FUND
                                    ---------------------------------------   ---------------------------------------
                                    Six Months Ended                          Six Months Ended
                                     June 30, 2005       July 1, 2004(1)       June 30, 2005       July 1, 2004(1)
                                      (Unaudited)      to December 31, 2004     (Unaudited)      to December 31, 2004
                                    ----------------   --------------------   ----------------   --------------------
OPERATIONS:
Net investment income (loss)......     $   14,751           $   8,014            $   (7,985)          $   (4,934)
Net realized gain (loss) on
  investments.....................        (53,920)                (52)              (80,284)                 301
Capital gain distributions from
  regulated investment
  companies.......................             --               6,175                    --                   --
Change in unrealized appreciation
  (depreciation) on investments...         22,750               6,357                60,591               55,802
                                       ----------           ---------            ----------           ----------
    Net increase (decrease) in net
      assets resulting from
      operations..................        (16,419)             20,494               (27,678)              51,169
                                       ----------           ---------            ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS -
  CLASS A:
Net investment income.............
Net realized gains................
    Total distributions...........
CAPITAL SHARE TRANSACTIONS -
  CLASS A:
Share sold........................      1,716,537             974,006             2,396,028            1,233,433
Proceeds from shares issued to
  holders in reinvestment of
  dividends.......................             --                  --
Shares redeemed...................        (91,265)           (290,949)             (263,180)            (290,679)
                                       ----------           ---------            ----------           ----------
    Net increase (decrease) in net
      assets resulting from
      beneficial interest
      transactions................      1,625,272             683,057             2,132,848              942,754
                                       ----------           ---------            ----------           ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..........................      1,608,853             703,551             2,105,170              993,923
                                       ----------           ---------            ----------           ----------
NET ASSETS:
Beginning of period...............        753,551              50,000(2)          1,043,923               50,000(2)
                                       ----------           ---------            ----------           ----------
End of period.....................     $2,362,404           $ 753,551            $3,149,093           $1,043,923
                                       ==========           =========            ==========           ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS), END OF PERIOD....     $   22,765           $   8,014            $  (12,919)          $       --
                                       ----------           ---------            ----------           ----------

(1) Commencement of operations.

(2) Reflects the value of the Advisor's initial seed money investment on April 19, 2004.

                     See notes to the financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                 JUNE 30, 2005

POTOMAC INSURANCE TRUST

                                                                 DYNAMIC VP HY           VP MONEY
                                                                   BOND FUND            MARKET FUND
                                                              -------------------   -------------------
                                                              February 1, 2005(1)   February 1, 2005(1)
                                                               to June 30, 2005      to June 30, 2005
                                                                  (Unaudited)           (Unaudited)
                                                              -------------------   -------------------
OPERATIONS:
Net investment income (loss)................................      $   159,273           $     16,949
Net realized gain (loss) on investments.....................         (161,462)                    --
Change in unrealized appreciation (depreciation) on
  investments...............................................          125,573                     --
                                                                  -----------           ------------
    Net increase (decrease) in net assets resulting from
      operations............................................          123,384                 16,949
                                                                  -----------           ------------
DISTRIBUTIONS TO SHAREHOLDERS - CLASS A:
Net investment income.......................................                                 (16,949)
Net realized gains..........................................                                      --
                                                                                        ------------
    Total distributions.....................................                                 (16,949)
CAPITAL SHARE TRANSACTIONS - CLASS A:
Shares sold.................................................       40,937,097             30,591,559
Proceeds from shares issued to holders in reinvestment of
  dividends.................................................               --                 16,949
Share redeemed..............................................       (8,936,834)           (21,101,488)
                                                                  -----------           ------------
    Net increase (decrease) in net assets resulting from
      beneficial interest transactions......................       32,000,263              9,507,020
                                                                  -----------           ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................       32,123,647              9,507,020
                                                                  -----------           ------------
NET ASSETS:
Beginning of period.........................................               --                     --
                                                                  -----------           ------------
End of period...............................................      $32,123,647           $  9,507,020
                                                                  ===========           ============
UNDISTRIBUTED NET INVESTMENT INCOME (LOSS), END OF PERIOD...      $   159,273           $         --
                                                                  -----------           ------------

(1) Commencement of operations.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
POTOMAC INSURANCE TRUST

                                        EVOLUTION VP MANAGED BOND FUND           EVOLUTION VP MANAGED EQUITY FUND
                                    ---------------------------------------   ---------------------------------------
                                                    CLASS A                                   CLASS A
                                    ---------------------------------------   ---------------------------------------
                                    Six Months Ended                          Six Months Ended
                                     June 30, 2005       July 1, 2004(1)       June 30, 2005       July 1, 2004(1)
                                      (Unaudited)      to December 31, 2004     (Unaudited)      to December 31, 2004
                                    ----------------   --------------------   ----------------   --------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................     $    20.76           $   20.00            $    21.06           $    20.00
                                       ----------           ---------            ----------           ----------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)(4)...           0.23                0.32                 (0.09)               (0.15)
Net realized and unrealized gain
  (loss) on investments(6)........          (0.64)               0.44                 (0.25)                1.21
                                       ----------           ---------            ----------           ----------
    Total from investment
      operations..................          (0.41)               0.76                 (0.34)                1.06
                                       ----------           ---------            ----------           ----------
LESS DISTRIBUTIONS:
Dividends from net investment
  income..........................             --                  --                    --                   --
Distributions from realized
  gains...........................             --                  --                    --                   --
                                       ----------           ---------            ----------           ----------
    Total distributions...........             --                  --                    --                   --
                                       ----------           ---------            ----------           ----------
NET ASSET VALUE, END OF PERIOD....     $    20.35           $   20.76            $    20.72           $    21.06
                                       ==========           =========            ==========           ==========
TOTAL RETURN(7)...................        (1.97)%(2)            3.80%               (1.61)%(2)             5.30%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period.........     $2,362,404           $ 753,551            $3,149,093           $1,043,923
Ratio of net expenses to average
  net assets:
  Before expense reimbursement....          9.15%(3)           23.17%                 7.93%(3)            20.13%
  After expense reimbursement.....          2.00%(3)            2.00%                 2.00%(3)             2.00%
  Including dividends on short
    positions
Ratio of net investment income
  (loss) to average net assets:
  Before expense reimbursement....        (4.83)%(3)         (17.98)%               (6.82)%(3)          (19.66)%
  After expense reimbursement.....          2.32%(3)            3.19%               (0.89)%(3)           (1.53)%
Portfolio turnover rate(5)........           426%                  7%                  691%                   2%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

                     See notes to the financial statements.

                              FINANCIAL HIGHLIGHTS
POTOMAC INSURANCE TRUST

                                                                 DYNAMIC VP HY           VP MONEY
                                                                   BOND FUND            MARKET FUND
                                                              -------------------   -------------------
                                                              February 1, 2005(5)   February 1, 2005(1)
                                                               to June 30, 2005      to June 30, 2005
                                                              -------------------   -------------------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD........................      $     20.00            $     1.00
                                                                  -----------            ----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(4).............................             0.34                    --
Net realized and unrealized gain (loss) on investments(6)...            (0.31)                   --
                                                                  -----------            ----------
    Total from investment operations........................             0.03                    --
                                                                  -----------            ----------
LESS DISTRIBUTIONS:
Dividends from net investment income........................               --                    --(8)
Distributions from realized gains...........................               --                    --
                                                                  -----------            ----------
    Total distributions.....................................               --                    --
                                                                  -----------            ----------
NET ASSET VALUE, END OF PERIOD..............................      $     20.03            $     1.00
                                                                  ===========            ==========
TOTAL RETURN(7).............................................            0.15%(2)              0.32%(2)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period...................................      $32,123,647            $9,507,020
Ratio of net expenses to average net assets:
  Before expense reimbursement..............................            2.84%(3)              3.29%(3)
  After expense reimbursement...............................            1.72%(3)              1.88%(3)
  Including dividends on short positions
Ratio of net investment income (loss) to average net assets:
  Before expense reimbursement..............................            3.27%(3)            (0.52)%(3)
  After expense reimbursement...............................            4.39%(3)              0.89%(3)
Portfolio turnover rate(5)..................................             110%                    0%

(1) Commencement of operations.

(2) Not annualized.

(3) Annualized.

(4) Net investment income (loss) per share represents net investment income
    (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

(5) Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

(6) The amounts shown may not correlate with aggregate gains and losses of portfolio securities due to the timing of subscriptions and redemptions of Fund shares.

(7) All returns reflect reinvested dividends but do not reflect the impact of taxes.

(8) Amount is less than $0.01 per share.

                     See notes to the financial statements.

                            POTOMAC INSURANCE TRUST
                       NOTES TO THE FINANCIAL STATEMENTS
                           JUNE 30, 2005 (UNAUDITED)

1. ORGANIZATION

Potomac Insurance Trust (the "Trust") was organized as a Massachusetts business trust on December 28, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The series presently in operation are the Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund, the Dynamic VP HY Bond Fund and the VP Money Market Fund (each a "Fund" and collectively, the "Funds"). Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Trust offers shares to unaffiliated life insurance separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life contracts. The Evolution VP Managed Bond Fund and Evolution VP Managed Equity Fund commenced operations on July 1, 2004. The Dynamic VP HY Bond Fund and VP Money Market Fund commenced operations on February 1, 2005.

The objective of the Evolution Managed Bond Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs) and other investment companies (fixed-income securities). The objective of the Evolution Managed Equity Fund is to seek the highest appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The objective of the Dynamic VP HY Bond Fund is to seek the maximum total return by investing at least 80% of its assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds," or derivatives of such instruments. The objective of the VP Money Market Fund is to provide security of principal, current income and liquidity, by investing in securities generally having remaining maturities of 397 days or less, although instruments subject to repurchase agreements may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Class A shares of the Evolution VP Managed Bond and the Evolution VP Managed Equity Funds are subject to an annual Rule 12b-1 fee of up to 0.25% of Class A's average daily net assets. The Class A shares of the Dynamic VP HY Bond Fund are subject to an annual Rule 12b-1 fee of up to 0.60% of Class A's average daily net assets. The Board has authorized the VP Money Market Fund to pay Rule 12b-1 fees of an amount equal to the difference between the Fund's Total Annual Operating Expenses and the expense limit on Total Annual Operating Expenses but not to exceed 1.00% of the Fund's daily net assets. As of June 30, 2005, the expense limit on total operating expenses was 1.75% for the VP Money Market Fund. The Rule 12b-1 fees are to pay the insurance company of the plan sponsor for its services for servicing shareholder accounts. Because the fees are paid out of each Fund's net assets on an ongoing basis, the cost of an investment in a Fund will increase over time.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

  A) INVESTMENT VALUATION - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is obtained from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. Securities traded principally on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Pricing ("NOCP") provided by Nasdaq each business day. When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations. Options, futures and other securities for which no quotations are readily available or for which the Advisor has reason to believe the quotations are not reflective of the fair value of these instruments as determined in good faith under the supervision of the Board of Trustees. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  B) REPURCHASE AGREEMENTS - Each Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Fund receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

  C) WRITTEN OPTIONS - Each Fund may write (sell) options. When a Fund writes an option, an amount equal to the premium received is recorded in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). As collateral for uncovered written options, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for put options or the market value of the instrument underlying the contract, but not less than the strike price, for call options.

  D) STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS - Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

  E) SHORT POSITIONS - The Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund and the Dynamic VP HY Bond Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

  F) RISKS OF OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS AND SHORT POSITIONS - The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

  G) SECURITY TRANSACTIONS - Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions on the basis of identified cost, which is the same basis used for federal income tax purposes.

  H) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no Federal income or excise tax provision is required.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. These differences are primarily due to net operating losses.

  I) INCOME AND EXPENSES - Dividend income is recognized on the ex-dividend date, and interest income, including amortization of premium and discount is recognized on an accrual basis. The Funds incur expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Expenses that are not directly attributable to a Fund are generally allocated among the funds comprising the Trust in proportion to their respective average net assets.

  J) DISTRIBUTIONS TO SHAREHOLDERS - Each Fund intends to distribute to its shareholders at least annually substantially all net investment income and net realized capital gains, if any. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

There were no distributions paid during the period ended June 30, 2005 for the Evolution VP Managed Bond Fund, the Evolution VP Managed Equity Fund and the Dynamic VP HY Bond Fund. For the period ended, June 30, 2005, the VP Money Market Fund distributed $16,949 from net investment income.

As of June 30, 2005, the Funds did not have any net capital loss carryforwards or any deferred post-October losses.

  K) USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. SHARES OF BENEFICIAL INTERESTS TRANSACTIONS

                           EVOLUTION VP MANAGED BOND FUND           EVOLUTION VP MANAGED EQUITY FUND
                       ---------------------------------------   ---------------------------------------
                       SIX MONTHS ENDED                          SIX MONTHS ENDED
                        JUNE 30, 2005          YEAR ENDED         JUNE 30, 2005          YEAR ENDED
                         (UNAUDITED)      DECEMBER 31, 2004(1)     (UNAUDITED)      DECEMBER 31, 2004(1)
                       ----------------   --------------------   ----------------   --------------------
CLASS A:
Shares sold                 84,268                50,832             114,995                64,109
Shares issued to
  holders in
  reinvestment of
  dividends                     --                    --                  --                    --
Shares redeemed             (4,479)              (14,540)            (12,606)              (14,531)
                            ------               -------             -------               -------
Total net increase
  (decrease) from
  shares of
  beneficial
  interests
  transactions              79,789                36,292             102,389                49,578
                            ======               =======             =======               =======

                                                 DYNAMIC VP HY BOND FUND   VP MONEY MARKET FUND
                                                 -----------------------   --------------------
                                                      PERIOD ENDED             PERIOD ENDED
                                                      JUNE 30, 2005           JUNE 30, 2005
                                                       (UNAUDITED)             (UNAUDITED)
                                                 -----------------------   --------------------
CLASS A:
Shares sold                                             2,055,537               30,591,559
Shares issued to holders in reinvestment of
  dividends                                                    --                   16,949
Shares redeemed                                          (452,116)             (21,101,488)
                                                        ---------              -----------
Total net increase (decrease) from shares of
  beneficial interests transactions                     1,603,421                9,507,020
                                                        =========              ===========

(1) Each Fund sold 2,500 shares of beneficial interests to the Advisor upon seeding of each Fund on April 19, 2005.

4. INVESTMENT TRANSACTIONS

During the period ended June 30, 2005, the aggregate purchases and sales of investments (excluding short-term investments) were:

                        EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                        --------------------   --------------------   -------------   -----------
Purchases                    $5,466,767            $11,447,547         $38,513,835       $  --
Sales                         4,290,506              9,755,132           8,878,132          --

There were no purchases or sales of long-term U.S. Government Securities during the period ended June 30, 2005 for any of the Funds.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with Rafferty Asset Management, LLC ("Advisor"). The Advisor receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. In addition, the Advisor has entered into sub-advisory agreements relating to the Evolution Managed Bond Fund and the Evolution Managed Equity Fund with Flexible Plan Investments, Ltd., whereby the sub-advisor will direct investment activities of the Sub-Advised Funds. The Advisor pays, out of the management fees it receives from the Funds, a fee for these services. Additionally, the Advisor may waive additional fees it might otherwise normally charge the Funds. For the period ended June 30, 2005, the Advisor agreed to pay all operating expenses, in excess of the annual cap on expenses presented below as applied to each Fund's average daily net assets. The Advisor may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended June 30, 2005, the Advisor paid the following expenses:

                        EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                        --------------------   --------------------   -------------   -----------
CLASS A:
Annual Advisory rate             1.00%                  1.00%               0.75%          0.50%
Annual cap on expenses           2.00%                  2.00%               1.75%          1.75%
Waiver of expenses
  paid in excess of
  annual cap on
  expenses                    $45,555                $53,368             $40,663        $26,887
Advisor expense waiver
  recovery                    $    --                $    --             $    --        $    --

Remaining expenses subject to potential recovery expiring in:

                        EVOLUTION VP MANAGED   EVOLUTION VP MANAGED   DYNAMIC VP HY    VP MONEY
                             BOND FUND             EQUITY FUND          BOND FUND     MARKET FUND
                        --------------------   --------------------   -------------   -----------
2007                          $53,095                $58,373             $    --        $    --
2008                          $45,555                $53,368             $40,663        $26,887

The Advisor paid all offering costs and organizational expenses associated with the registration and seeding of each Fund.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund's maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

                            POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds' Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

------------------------------------------------------------------------------------------------------------------
                                                                          PRINCIPAL               NUMBER OF
                            POSITION(S)                               OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:  HELD WITH THE TRUST:    TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*     Chairman of the      Lifetime of Trust     Chairman and Chief              31
  33 Whitehall St.,          Board of          until removal or     Executive Officer of
      10th Flr.         Trustees since 1997       resignation             Rafferty,
    New York, NY                                                   1997 -- present; Chief
        10004                                                       Executive Officer of
       Age: 63                                                       Rafferty Companies,
                                                                    LLC, 1996 -- present;
                                                                   Chief Executive Officer
                                                                     of Rafferty Capital
                                                                       Markets, Inc.,
                                                                      1995 -- present.
------------------------------------------------------------------------------------------------------------------
   Jay F. Higgins*      Trustee since 1997     Lifetime of Trust      Chairman, Bengal               31
  33 Whitehall St.,                            until removal or         Partners LLC,
      10th Flr.                                   resignation       1998 -- present (NASD
    New York, NY                                                       Broker Dealer).
        10004
       Age: 60
------------------------------------------------------------------------------------------------------------------

----------------------  -------------------
                               OTHER
                           TRUSTEESHIPS
NAME, ADDRESS AND AGE:    HELD BY TRUSTEE
----------------------  -------------------
INTERESTED TRUSTEES
Lawrence C. Rafferty*          None
  33 Whitehall St.,
      10th Flr.
    New York, NY
        10004
       Age: 63
----------------------  -------------------
   Jay F. Higgins*         Dwango North
  33 Whitehall St.,        America Corp
      10th Flr.         (radio, telephone,
    New York, NY          communications)
        10004
       Age: 60
----------------------  -------------------

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***     Trustee since 2002    Lifetime of Trust     President, Kevin G.             31
   33 Whitehall St.,                           until removal or    Boyle Securities, Inc.,
       10th Flr.                                  resignation         1981 -- present.
     New York, NY
         10004
        Age: 64
------------------------------------------------------------------------------------------------------------------
    Daniel J. Byrne      Trustee since 1997    Lifetime of Trust     President and Chief             31
   33 Whitehall St.,                           until removal or     Executive Officer of
       10th Flr.                                  resignation      Byrne Securities Inc.,
     New York, NY                                                     1992 -- present;
         10004                                                      Trustee, The Opening
        Age: 61                                                         Word Program,
                                                                    Wyandanch, New York.
------------------------------------------------------------------------------------------------------------------
 Gerald E. Shanley III   Trustee since 1997    Lifetime of Trust    Business Consultant,             31
   33 Whitehall St.,                           until removal or       1985 -- present;
       10th Flr.                                  resignation       Trustee of Estate of
     New York, NY                                                    Charles S. Payson,
         10004                                                        1987 -- present.
        Age: 62

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
NON-INTERESTED TRUSTEES
   Kevin G. Boyle***            None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 64
-----------------------  -------------------
    Daniel J. Byrne             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 61
-----------------------  -------------------
 Gerald E. Shanley III          None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 62

                            POTOMAC INSURANCE TRUST
                             TRUSTEES AND OFFICERS
                                  (UNAUDITED)

                                                                          PRINCIPAL               NUMBER OF
                             POSITION(S)                              OCCUPATION DURING           PORTFOLIOS
NAME, ADDRESS AND AGE:    HELD WITH FUNDS:      TERM OF OFFICE:       PAST FIVE YEARS:      OVERSEEN BY TRUSTEE**:
------------------------------------------------------------------------------------------------------------------
OFFICERS
   Daniel D. O'Neill       Chief Executive         One year         Managing Director of
   33 Whitehall St.,     Officer since 2003,                              Rafferty,
       10th Flr.           President since                            1999 -- present;
  New York, NY 10004            1999                                 Portfolio Manager,
        Age: 38                                                       Hermitage Capital
                                                                         Management,
                                                                        1998 -- 1999;
                                                                   Associate, Akin, Gump,
                                                                   Strauss, Hauer & Feld,
                                                                   LLP, 1995 -- 1998 (law
                                                                           firm).
------------------------------------------------------------------------------------------------------------------
   Timothy P. Hagan       Chief Compliance         One year           Vice President of
   33 Whitehall St.,      Officer and Chief                               Rafferty,
       10th Flr.          Financial Officer                           1997 -- present.
     New York, NY            since 2004
         10004
        Age: 63
------------------------------------------------------------------------------------------------------------------
   Philip A. Harding         Senior Vice           One year           Vice President of
   33 Whitehall St.,       President since                                Rafferty,
       10th Flr.                1999                                  1997 -- present.
  New York, NY 10004
        Age: 62
------------------------------------------------------------------------------------------------------------------
   Steven P. Sprague        Treasurer and          One year        Chief Financial Officer
   33 Whitehall St.,      Controller since                               of Rafferty
       10th Flr.                1999
  New York, NY 10004
        Age: 56
------------------------------------------------------------------------------------------------------------------
    Eric W. Falkeis        Secretary since         One year         Vice President, U.S.
   615 East Michigan            2004                               Bancorp Fund Services,
        Street                                                      LLC, 1997 -- present.
  Milwaukee, WI 53202
        Age: 32
------------------------------------------------------------------------------------------------------------------
   Angela M. Brickl      Assistant Secretary       One year              Compliance
   615 East Michigan         since 2004                              Administrator, U.S.
        Street                                                      Bancorp Fund Services
  Milwaukee, WI 53202                                               LLC, 2003 -- present,
        Age: 29                                                       Business Analyst,
                                                                   Strong Financial Corp.,
                                                                    2002 -- 2003, Senior
                                                                       Auditor, Arthur
                                                                    Andersen 1999 -- 2002
------------------------------------------------------------------------------------------------------------------

                                OTHER
                            TRUSTEESHIPS
NAME, ADDRESS AND AGE:     HELD BY TRUSTEE
-----------------------  -------------------
OFFICERS
   Daniel D. O'Neill            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 38
-----------------------  -------------------
   Timothy P. Hagan             None
   33 Whitehall St.,
       10th Flr.
     New York, NY
         10004
        Age: 63
-----------------------  -------------------
   Philip A. Harding            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 62
-----------------------  -------------------
   Steven P. Sprague            None
   33 Whitehall St.,
       10th Flr.
  New York, NY 10004
        Age: 56
-----------------------  -------------------
    Eric W. Falkeis             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 32
-----------------------  -------------------
   Angela M. Brickl             None
   615 East Michigan
        Street
  Milwaukee, WI 53202
        Age: 29
-----------------------  -------------------

  * Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.

 ** The Potomac Complex consists of the Potomac Funds which currently offers for sale to the public 17 portfolios of the 19 currently registered with the SEC and the Potomac Insurance Trust which currently offers for sale to the public 4 portfolios of the 12 currently registered with the SEC.

*** Mr. Boyle was an interested Trustee for the period May through September
    2004 due to his daughter being employed by Rafferty Capital Markets, LLC.

    The Trustees and Officers table is current as of June 30, 2005.

INVESTMENT ADVISOR
          Rafferty Asset Management, LLC
          33 Whitehall Street, 10th Floor
          New York, NY 10004

ADMINISTRATOR, TRANSFER AGENT, DIVIDEND
PAYING AGENT & SHAREHOLDING SERVICING AGENT
          U.S. Bancorp Fund Services, LLC
          P.O. Box 1993
          Milwaukee, WI 53201-1993

CUSTODIAN
          U.S. Bank, N.A.
          425 Walnut Street
          Cincinnati, Ohio 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
          Ernst & Young LLP
          233 S. Wacker Dr.
          Chicago, IL 60606

DISTRIBUTOR
          Rafferty Capital Markets, LLC
          59 Hilton Avenue
          Garden City, NY 11530

The Fund's Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.
The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC's website at www.sec.gov.

Beginning with the Funds' first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC's website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                  SEMI-ANNUAL
                                     REPORT
                                 June 30, 2005

                          [THE POTOMAC FUNDS New LOGO]


                        33 Whitehall Street, 10th Floor
                               New York, NY 10004

                                 (800) 851-0511

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.
         1) Incorporate by reference to previous Form N-CSR filing.

         (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

         (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The Potomac Insurance Trust
                       ---------------------------------------------------------

         By (Signature and Title) /s/ Daniel D. O'Neill
                                 -----------------------------------------------
                                      Daniel D. O'Neill, President

         Date              September 7, 2005
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /s/ Daniel D. O'Neill
                                   ---------------------------------------------
                                       Daniel D. O'Neill, President

         Date    September 7, 2005
                 --------------------------------------------------------------

         By (Signature and Title)* /s/ Timothy P. Hagan
                                   ---------------------------------------------
                                       Timothy P. Hagan, Chief Financial Officer

         Date September 7, 2005
                 --------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.